Share-based Payments - Additional Information (Details)	12 Months Ended
	Mar. 31, 2019 JPY (¥) shares plan	Mar. 31, 2018 JPY (¥) shares	Mar. 31, 2017 JPY (¥) shares	Mar. 31, 2016 JPY (¥)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation cost (reversal of cost)	¥ 18,787,000,000	¥ 22,172,000,000	¥ 17,414,000,000
Stock options granted (in shares) | shares	0	0	0
Weighted-average share price for share options in share-based payment arrangement exercised during period at date of exercise	¥ 4,679	¥ 5,965	¥ 4,939
Weighted-average exercise price of share options outstanding	¥ 4,055	¥ 4,054	¥ 4,026	¥ 3,920
Weighted-average remaining contractual life of share options outstanding	13 years	14 years	15 years
Number of plans | plan	2
Intrinsic value of vested cash-settled share-based payments	¥ 0	¥ 2,442,000,000
Board incentive plan and Employee Stock Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation cost (reversal of cost)	¥ 20,084,000,000	¥ 18,610,000,000	¥ 15,322,000,000
Exercisable shares (in shares) | shares	0	0	0
Weighted average remaining contractual life	1 year	1 year
Board incentive plan | First half
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Award vesting percentage	33.33%	33.33%	33.33%
Board incentive plan | Second half
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Employee Stock Ownership Plan | Second half
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Award vesting percentage	33.33%	33.33%	33.33%
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation cost (reversal of cost)	¥ 0	¥ 0	¥ 63,000,000
Vesting period	3 years
Stock options | Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration term	10 years
Stock options | Corporate officers and senior management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration term	20 years
Phantom stock appreciation rights and restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation cost (reversal of cost)	¥ (1,297,000,000)	3,562,000,000	¥ 2,029,000,000
Liabilities from share-based payment transactions	¥ 2,597,000,000	¥ 4,872,000,000
Phantom stock appreciation rights (PSARs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Expiration term	10 years
Award vesting percentage	33.33%	33.33%	33.33%
Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Award vesting percentage	33.33%	33.33%	33.33%
Exercisable shares (in shares) | shares	0	0	0